Document and Entity Information	Apr. 23, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001604778
Document Type	8-K
Document Period End Date	Apr. 23, 2024
Entity Registrant Name	Qorvo, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36801
Entity Tax Identification Number	46-5288992
Entity Address, Address Line One	7628 Thorndike Road
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27409-9421
City Area Code	(336)
Local Phone Number	664-1233
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	QRVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false